Provisions - Provisions for assurance-type product warranty (Detail) - Warranty provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	€ 201	€ 259	€ 289
Additional provisions, other provisions	248	283	325
Provision used, other provisions	(261)	(270)	(357)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions		(56)
Increase (decrease) through net exchange differences, other provisions	2	(16)	2
Other provisions at end of period	€ 190	€ 201	€ 259